CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income		$ (48,004)	$ (52,276)	$ 7,921
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of vessels and equipment		41,272	45,880	38,951
Amortization of dry docking		9,860	7,493	3,409
Expenditure for dry docking		(7,580)	(10,107)	(10,150)
Loss on derivatives, net		0	0	216
Debt issuance expense amortization		2,607	2,272	2,711
Financial loss on extinguishment of debt		0	0	5,518
Amortization of intangible assets		0	44	175
Net losses from investments in affiliates		817	1,056	520
Allowance for doubtful accounts		228	720	2,467
Loss on write-down of vessels, goodwill and intangible assets	[1]	8,030	10,511	0
Share - based compensation		1,424	1,073	575
Change in valuation allowance of deferred income tax assets		4,471	(811)	1,632
(Increase) decrease in assets:
Accounts receivable		4,925	9,775	(13,906)
Other receivables, operating supplies and inventories and prepaid expenses		13,148	19,856	(9,053)
Other		3,824	588	188
Increase (decrease) in liabilities:
Accounts payable and customer advances		(3,953)	(8,497)	(5,964)
Other payables		5,931	7,677	(5,363)
Net cash provided by operating activities		37,000	35,254	19,847
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of vessels and equipment ($7,521 in 2013 for barges built, sold and leased-back)		(24,324)	(59,234)	(130,136)
Proceeds from disposals of vessels, net ($9,410 in 2013 for barges sold and leased-back)		0	0	9,410
Proceeds from shipbuilding contract cancelation		0	17,589	0
Net cash used in investing activities		(24,324)	(41,645)	(120,726)
CASH FLOWS FROM FINANCING ACTIVITIES
Scheduled repayments of long-term financial debt		(33,760)	(32,253)	(31,075)
Early repayment of long-term financial debt		(676)	0	(39,825)
Prepayment of 2017 senior convertible notes		0	0	(80,000)
Prepayment of 2014 senior notes		0	0	(180,000)
Short-term credit facility repayments		0	0	(8,275)
Proceeds from issuance of 2021 senior notes, net of issuance costs		0	0	216,654
Proceeds from revolving credit facilities		28,750	0	0
Proceeds from long-term financial debt		3,200	0	93,950
Purchase of subsidiary shares from noncontrolling interest		0	0	(10,250)
Decrease (increase) in restricted cash		467	877	(6,163)
Other financing activities, net		(446)	124	(3,727)
Net cash used in financing activities		(2,465)	(31,252)	(48,711)
Net increase (decrease) in cash and cash equivalents		10,211	(37,643)	(149,590)
Cash and cash equivalents at the beginning of year		34,982	72,625	222,215
Cash and cash equivalents at the end of year		$ 45,193	$ 34,982	$ 72,625

[1]	Operating expenses included $1,937, $3,236 and $4,449 in 2015, 2014 and 2013, respectively, from related parties.